UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2013

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Education - 6.2%
California MFA Revenue, Biola University	5.625%	10/1/23	$2,000,000	$2,153,540
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	1,898,703
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	650,000	545,285
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/20	500,000	457,270
Ana G. Mendez University System Project	5.000%	4/1/21	500,000	465,275
Ana G. Mendez University System Project	5.000%	4/1/22	500,000	475,800
University of California Revenues:
Limited Project	5.000%	5/15/25	2,500,000	2,708,675
Limited Project	5.000%	5/15/26	2,500,000	2,680,025

Total Education				11,384,573

Health Care - 15.6%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,712,895
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,107,410
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,089,650
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,081,330
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.125%	7/1/22	2,170,000	2,285,097
Providence Health & Services System	6.250%	10/1/24	1,500,000	1,730,805
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	5,047,400
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,161,160
Methodist Hospital Project, FHA	6.250%	8/1/24	4,330,000	4,972,615
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,523,681

Total Health Care				28,712,043

Industrial Revenue - 7.1%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,133,260
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	5,331,250
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,537,197
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,039,900

Total Industrial Revenue				13,041,607

Leasing - 7.6%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,195,180
California State Public Works Board, Lease Revenue:
Refunding, Various California State University Project	5.450%	9/1/14	1,000,000	1,003,680
Various Capital Projects	5.250%	10/1/24	3,000,000	3,308,640
El Dorado, CA, Irrigation District, COP, AGM	5.375%	8/1/24	1,090,000	1,161,602
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/23	1,535,000	1,693,750

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - continued
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	$3,400,000	$3,613,996

Total Leasing				13,976,848

Local General Obligation - 1.5%
Tahoe Truckee, CA, GO, USD:
Refunding, School Facilities Improvement, NATL District Number 1	5.000%	8/1/14	1,480,000	1,543,817
Refunding, School Facilities Improvement, NATL District Number 2	5.000%	8/1/14	1,180,000	1,230,882

Total Local General Obligation				2,774,699

Other - 2.0%
California State MFA Revenue, Goodwill Industry Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	800,000	793,160
Ontario, CA, Redevelopment Financing Authority Revenue:
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/15	1,935,000	1,938,831
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,061,876

Total Other				3,793,867

Power - 22.3%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,120,420
Carson Ice Generation Project	5.000%	7/1/19	800,000	899,408
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,123,400
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,305,640
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,388,450
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,403,045
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,294,400
Hydroelectric Project Number One	5.000%	7/1/24	2,000,000	2,178,260
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,305,120
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/19	1,065,000	1,044,264
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/20	2,350,000	2,243,451
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,000,000	2,754,990
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,579,726
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	7,449,023

Total Power				41,089,597

Solid Waste/Resource Recovery - 1.1%
Sunnyvale, CA, Solid Waste Revenue:
Refunding, AMBAC	5.500%	10/1/13	1,520,000	1,524,256	(a)
Refunding, AMBAC	5.500%	10/1/14	605,000	606,513	(a)

Total Solid Waste/Resource Recovery				2,130,769

Special Tax Obligation - 9.3%
Irvine, CA, Improvement Bond Act 1915, Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	643,068
Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL	5.250%	8/1/15	1,580,000	1,582,891

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, NATL/FGIC	5.500%	9/1/14	$2,000,000	$2,005,620
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/22	1,485,000	1,529,372
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/24	3,300,000	3,832,092
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/18	4,500,000	4,918,230
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,567,300

Total Special Tax Obligation				17,078,573

State General Obligation - 6.7%
California State, GO:
Various Purpose	5.000%	9/1/22	2,000,000	2,280,960
Various Purpose	5.000%	9/1/23	5,000,000	5,606,900
Various Purpose	5.000%	9/1/25	1,000,000	1,063,410
Various Purpose	5.000%	9/1/26	2,000,000	2,100,700
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	1,500,000	1,243,395

Total State General Obligation				12,295,365

Transportation - 12.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.960%	5/1/23	3,000,000	2,935,980	(b)(c)
San Francisco Bay Area	1.160%	4/1/24	1,000,000	990,340	(b)(c)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	2,902,695
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,049,390
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/26	5,305,000	5,560,595
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,037,190
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	4,000,000	4,091,440

Total Transportation				23,567,630

Water & Sewer - 6.8%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,000,000	2,915,220
Lee Lake, CA, PFA Revenue:
Junior Lien	5.000%	9/1/25	390,000	382,761
Senior Lien	5.000%	9/1/22	1,000,000	1,049,450
Senior Lien	5.250%	9/1/25	2,410,000	2,493,314
San Diego, CA, Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/20	5,000,000	5,614,250

Total Water & Sewer				12,454,995

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $180,353,056)				182,300,566

SHORT-TERM INVESTMENTS - 0.3%
Utilities - 0.3%
Los Angeles, CA, Department of Water & Power, Water & Power Revenue, SPA-JPMorgan Chase, Lloyds Bank PLC (Cost - $600,000)	0.060%	7/1/35	600,000	600,000	(d)(e)

TOTAL INVESTMENTS - 99.3% (Cost - $180,953,056#)				182,900,566
Other Assets in Excess of Liabilities - 0.7%				1,317,149

TOTAL NET ASSETS - 100.0%				$184,217,715

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2013

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AA/Aa	31.2%
A	53.2
BBB/Baa	14.4
A-1/VMIG 1	0.3
NR	0.9

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$182,300,566	—	$182,300,566

Short-term investments†	—	600,000	—	600,000

Total investments	—	$182,900,566	—	$182,900,566

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,890,566
Gross unrealized depreciation	(3,943,056)

Net unrealized appreciation	$1,947,510

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2013, the Fund did not have any derivative instruments outstanding.

Notes to Schedule of Investments (unaudited) (continued)

During the period ended August 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)†	$5,732,613

†	At August 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2013